Employee Benefit Plans - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended														12 Months Ended							12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Sibanye Gold Limited Phantom Share Scheme [Member] USD ($)	Dec. 31, 2013 Gold Fields Limited 2005 Share Plan [Member] Performance Shares [Member]	Dec. 31, 2012 Gold Fields Limited 2005 Share Plan [Member] SARS [Member] USD ($)	Dec. 31, 2013 2005 Stock Incentive Plan [Member] USD ($)	Dec. 31, 2013 2005 Stock Incentive Plan [Member] ZAR	Dec. 31, 2012 2005 Stock Incentive Plan [Member] USD ($)	Dec. 31, 2012 2005 Stock Incentive Plan [Member] ZAR	Dec. 31, 2011 2005 Stock Incentive Plan [Member] USD ($)	Dec. 31, 2011 2005 Stock Incentive Plan [Member] ZAR	Dec. 31, 2010 2005 Stock Incentive Plan [Member] USD ($)	Dec. 31, 2010 2005 Stock Incentive Plan [Member] ZAR	Dec. 31, 2013 2005 Stock Incentive Plan [Member] Restricted Stock [Member]	Jun. 30, 2008 2005 Stock Incentive Plan [Member] Restricted Stock [Member] USD ($)	Dec. 31, 2013 2005 Stock Incentive Plan [Member] SARS [Member]	Dec. 31, 2012 2005 Stock Incentive Plan [Member] SARS [Member] USD ($)	Dec. 31, 2012 2005 Stock Incentive Plan [Member] SARS [Member] ZAR	Dec. 31, 2011 2005 Stock Incentive Plan [Member] SARS [Member] USD ($)	Dec. 31, 2011 2005 Stock Incentive Plan [Member] SARS [Member] ZAR	Dec. 31, 2013 2005 Stock Incentive Plan [Member] SARS [Member] Maximum [Member]	Dec. 31, 2013 Sibanye Gold Limited 2013 Share Plan [Member] USD ($)	Dec. 31, 2013 Sibanye Gold Limited 2013 Share Plan [Member] Performance Shares [Member]	Dec. 31, 2013 Sibanye Gold Limited 2013 Share Plan [Member] Restricted Stock [Member] Minimum [Member]	Dec. 31, 2013 Sibanye Gold Limited 2013 Share Plan [Member] Restricted Stock [Member] Maximum [Member]	Dec. 31, 2013 Gold Fields Limited 2012 Share Plan [Member] Performance Shares [Member]	Dec. 31, 2013 Gold Fields Limited 2012 Share Plan [Member] Performance Shares [Member] Minimum [Member]	Dec. 31, 2013 Gold Fields Limited 2012 Share Plan [Member] Performance Shares [Member] Maximum [Member]	Dec. 31, 2012 Gold Fields Limited 2012 Share Plan [Member] Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of providing retirement benefits for defined contribution plans	$ 57.1	$ 62.8	$ 65.8
Performance criteria percentage of expected gold production																								85.00%
Target performance criteria																								The target performance criterion is set at 85% of Sibanye's expected gold production over the three-year measurement period as set out in the business plans of Sibanye as approved by the Board
Performance criteria cumulative period																								3 years			3 years
Share based compensation arrangements performance shares minimum target																								100.00%
Share based compensation arrangements performance shares maximum target																								200.00%			200.00%
Share vesting period					3 years										3 years		3 years								9 months	18 months		9 months	18 months	3 years
Compensation cost not yet recognized				19.0																			17.8
Unrecognized compensation cost awards period for recognition				3 years																			3 years
Stock option, authorized shares																							70,619,126
Percentage of stock options authorized																							10.00%
Stock option, authorized shares per employee																							7,061,913
Percentage of stock options authorized per employee																							1.00%
Unexercised options																							29,219,158
Unexercised options as a percent of total shares issued																							4.00%
Percentage of employee stock purchase plan eligibility criteria																											85.00%
Incremental fair value resulting from modification amounts																$ 7.8
Expiration period from grant date																						6 years
Options outstanding, average exercise price									$ 12.46	106.82	$ 13.26	107.79	$ 15.70	105.97				$ 12.47	106.83	$ 13.26	107.79